Right-of-use asset and lease liability - Minimum annual payments (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Minimum annual payments:
Minimum annual payments under the non-cancelable leases, undiscounted	$ 259
2020
Minimum annual payments:
Minimum annual payments under the non-cancelable leases, undiscounted	230
2021
Minimum annual payments:
Minimum annual payments under the non-cancelable leases, undiscounted	$ 29